Share-based compensation, Share Options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Jun. 30, 2021 shares
Share based payment arrangement [Abstract]
Number of shares reserved for future issuance (in shares)				1,202,734
Number of ordinary shares available for future issuance (in shares)	325,861	404,718	741,138
Number of options granted (in shares)	1,320,120	440,719	304,409
Number of share option forfeited (in shares)	241,293	104,299	0
Number of options exercised (in shares)	0	7,296
Weighted average share price of shares exercised (in dollars per share) | $ / shares		$ 9.9
Share Option, Expiration Period One [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	187,000
Award vest percentage	25.00%
Remaining vesting period	3 years
Vesting condition	2 years
Share option award granted period	8 years	7 years
Exercise price for option granted (in dollars per share) | $ / shares		$ 0.025
Share Option, Expiration Period Two [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	33,120
Vesting condition	2 years
Share option award granted period	7 years	8 years
Exercise price for option granted (in dollars per share) | $ / shares	$ 0.025
Share Option Expiration Period Three [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	1,100,000
Award vest percentage	25.00%
Remaining vesting period	3 years
Share option award granted period	7 years
Exercise price for option granted (in dollars per share) | $ / shares	$ 0.025
Share Options [Member]
Share based payment arrangement [Abstract]
Number of shares authorized (in shares)	2,202,704